Accounting standards	12 Months Ended
Dec. 31, 2025
Accounting standards [Abstract]
Accounting standards
3.
Accounting standards
A.
Changes in accounting policy
In August 2023, the International Accounting Board (IASB) amended IAS 21 The Effects of Changes in Foreign Exchange
Rates , requiring companies to assess whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The amendment became effective on January 1, 2025, but did not have an effect on the Company’s financial statements.
B.
New standards and interpretations not yet adopted
A number of amendments to existing standards are not yet effective for the year ended December 31, 2025 and have not been applied in preparing these consolidated financial statements. Cameco does not intend to early adopt any of the amendments and does not expect them to have a material impact on its financial statements. The one new standard that is expected to have an impact on disclosures is described below.
i.
Financial statement presentation
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements
(IFRS 18). IFRS 18 is effective
for periods beginning on or after January 1, 2027. Retrospective application is required, with early adoption permitted. IFRS 18 is expected to improve the quality of financial reporting by requiring defined subtotals in the statement of profit of loss, requiring disclosure about management-defined performance measures, and adding new principles for aggregation and disaggregation of information. Cameco continues to assess the impact of adopting this standard on its financial statements and disclosures.